Trade and Other Payables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Line Items]
Interest payable	£ 51	£ 16
Deferred income	5	8
FII GLO deferred income	£ 963	£ 963
Percentage of trade and other payables denominated in other than the functional currency of the subsidiary	5.00%	5.00%
Trade And Other Payables
Trade And Other Payables [Line Items]
Cash collected debt factoring arrangements	£ 118	£ 108
Supply Chain Financing Arrangements
Trade And Other Payables [Line Items]
Trade and other payables	£ 45	£ 45